Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On May 11, 2021, the Sponsor paid $25,000 to purchase 4,312,500 shares of the Company’s Class B common stock (the “Founder Shares”). The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7. As of December 31, 2022, the Founder Shares include an aggregate of up 562,500 shares subject to forfeiture to the extent that the underwriter’s option to purchase additional units is not exercised in full or in part. On January 11, 2022, the underwriters partially exercised the over-allotment option, resulting in forfeiture of 187,500 shares of Class B common stock. As of September, 30, 2023 and December 31, 2022 outstanding Class B common stock excludes 187,500 of shares forfeited due to partial exercise of the overallotment option on January 11, 2022.

On November 18, 2021, the Sponsor transferred 25,000 Founder Shares to each of Jeff Rosenthal, Margaret McDonald and Jason White, the Company’s independent director nominees and 15,000 Founder Shares to each of Assia Grazioli-Venier, Jonathan Goodwin and Nate Bosshard, the Company’s outside advisors. The Company determined the estimated fair value of the transferred shares to be immaterial and did not recognize the impact of the transfer in these financial statements.

The Sponsor, anchor investors, Company’s independent directors and outside advisors holding Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30- trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On July 27, 2023, the Company issued an aggregate of 4,124,995 shares of Class A common stock, par value $0.0001 per share to the holders of the Company’s shares of Class B common stock, par value $0.0001 per share upon the conversion of an equal number of Class B Shares. The 4,124,995 Class A Shares issued in connection with the conversion are subject to the same restrictions as applied to the Class B Shares before the conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the prospectus for our initial public offering. Following the conversion, there were 7,644,814 Class A Shares issued and outstanding (of which 3,519,819 shares were redeemable and 4,124,995 were non-redeemable) and five Class B Shares issued and outstanding. The issuance of Class A Shares upon the conversion has not been registered under the Securities Act of 1933, as amended, in reliance on the exemption from registration provided by Section 3(a)(9) thereof.

Related Party Loans

On May 11, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Public Offering (“First Promissory Note”). The First Promissory Note is non-interest bearing and payable, according to contractual terms, on the earlier of December 31, 2022 or the completion of the Public Offering. As of December 31, 2021, the Company had borrowed $189,789 under First Promissory Note. The Company settled the liability on January 11, 2022.

On June 22, 2023, the Sponsor and Set Jet, Inc., a Nevada corporation each contributed $45,000 to the Trust Account. During the three months ended September 30, 2023, Set Jet, Inc., contributed $270,000 to the Trust Account. The Company will reimburse the Sponsor and Set Jet, Inc. for the contribution in the event that the Company completes a Business Combination. The Company recorded the contribution as part of Note and Other Payable- Related Party at September 30, 2023.

On August 24, 2023, a company affiliated with the Sponsor agreed to loan the Company an aggregate of up to $100,000 to cover expenses related to the Business Combination (“Second Promissory Note”). The Second Promissory Note is non-interest bearing and payable, according to contractual terms, on the earlier of December 21, 2023 or the completion of the Business Combination. As of September 30, 2023, the Company had borrowed $100,000 under Second Promissory Note.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of September 30, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

Administrative Service Agreement

The Company entered into an administrative services agreement with an affiliate of the Sponsor for office space, administrative and support services. The affiliate agreed to provide the above services for no consideration.

Note 5 — Related Party Transactions

Founder Shares

On May 11, 2021, the Sponsor paid $25,000 to purchase 4,312,500 shares of the Company’s Class B common stock (the “Founder Shares”). The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7. As of December 31, 2021, the Founder Shares include an aggregate of up 562,500 shares subject to forfeiture to the extent that the underwriter’s option to purchase additional units is not exercised in full or in part. On January 11, 2022, the underwriters partially exercised the over-allotment option, resulting in forfeiture of 187,500 shares of Class B common stock. As of December 31, 2022 and 2021 outstanding Class B common stock excludes 187,500 of shares forfeited due to partial exercise of the overallotment option on January 11, 2022.

On November 18, 2021, the Sponsor transferred 25,000 Founder Shares to each of Jeff Rosenthal, Margaret McDonald and Jason White, the Company’s independent director nominees and 15,000 Founder Shares to each of Assia Grazioli-Venier, Nate Bosshard and Jonathan Goodwin the Company’s outside advisors. The Company determined the estimated fair value of the transferred shares to be immaterial and did not recognize the impact of the transfer in these financial statements.

The Sponsor, anchor investors, Company’s independent directors and outside advisors holding Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30- trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

On May 11, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Public Offering (the “Promissory Note”). The Promissory Note is non-interest bearing and payable, according to contractual terms, on the earlier of December 31, 2021 or the completion of the Public Offering. As of December 31, 2021, the Company had borrowed $189,789 under the Promissory Note. The Company settled the liability on January 11, 2022.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Service Agreement

The Company entered into an administrative services agreement with an affiliate of the Sponsor for office space, administrative and support services. The affiliate agreed to provide the above services for no consideration.